Insurance Contracts and Private Pension - Summary of Income Related to Insurance and Private Pension (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	R$ 19,624	R$ 24,097	R$ 26,876
Group accident insurance [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	867	689	666
Individual accident [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	222	280	289
Commercial Multiple Peril [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	50	52	53
Internal Credit [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	68	78	64
Serious or Terminal Diseases [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	211	188	172
Disability Savings Pension [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	269	291	319
Plan Generator of Benefits [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	2,282	2,193	2,084
Credit Life [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	946	879	621
Income from Uncertain Events [member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	227	235	177
Multiple Risks [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	290	209	151
Home insurance in market policies credit life [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	324	288	272
Traditional Insurance [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	115	122	129
VGBL [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	12,335	17,154	20,318
Group life [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	947	937	990
Other Lines [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	R$ 471	R$ 502	R$ 571